TAXES ON INCOME (Summary of Taxes On Income By Jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Domestic taxes: Current taxes	$ 2,715	$ 5,538	$ 1,692
Domestic taxes: Deferred taxes	369	(639)	287
Domestic	3,084	4,899	1,979
Foreign taxes: Current taxes	2,367	2,168	3,015
Foreign taxes: Deferred taxes	(154)	(1,136)	(986)
Foreign	2,213	1,032	2,029
Taxes on income	$ 5,297	$ 5,931	$ 4,008